E2 Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Summary of Business Divestments Transactions
Divestments

	2025	2024	2023

Proceeds

Cash and cash equivalents	11,200	–	–633
Total proceeds	11,200	–	–633

Net assets disposed of

Property, plant and equipment	285	–	121

Investments in associates	313	–	–

Other assets	5,554	–	–

Other liabilities	–2,857	–39	35

Total net assets	3,295	–39	156

Net gains/losses from divestments 1)	7,905	39	–789

Cash flow effect	11,200	–	–633

1)	Includes net gains/losses for liquidated subsidiaries.

Summary of Business Combinations Transactions
Acquisitions 2023–2025

Business	Description	Transaction date

Aduna	A US based associated company that combines and sells aggregated network Application Programming Interfaces (APIs) globally.	Jul 2025

Ericom	An Israel based enterprise cloud security platform provider.	Apr 2023

Summary of Business Divestments Transactions
Divestments 2023–2025

Business	Description	Transaction date

iconectiv	A US company providing network number portability solutions and data exchange services.	Aug 2025

IoT	IoT accelerator and connected vehicle cloud businesses and related assets.	Mar 2023

Acquisitions 2023-2025 [member]
Disclosure of detailed information about business combination [line items]
Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations
Acquisitions

	2025	2024	2023

Consideration

Purchase price paid on acquisition	516	–	579

Total consideration, all cash and cash equivalents	516	–	579

Net assets (liabilities) acquired

Intangible assets	–	–	306

Property, plant and equipment	–	–	1

Right-of-use of assets	–	–	2

Investments in associates	516	–	–

Cash and cash equivalents	–	–	7

Other assets	–	–	83

Other liabilities	–	–	–168

Total identifiable net assets (liabilities)	516	–	231

Goodwill	–	–	348

Total	516	–	579

Acquisition-related costs 1)	1	–	36

1)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.